Equity Incentive Plan	12 Months Ended
Dec. 31, 2016
Equity Incentive Plan [Abstract]
Equity Incentive Plan

14.	Equity Incentive Plan:

On December 15, 2016, the Compensation Committee granted an aggregate of 772,800 restricted shares of common shares, pursuant to the 2011 Equity Incentive Plan. Of the total 772,800 shares, 274,800 shares were granted to Seanergy's board of directors, 448,000 shares were granted to certain of Seanergy's other employees and 50,000 shares were granted to the sole director of the Company’s commercial manager, a non-employee. As of December 31, 2016, 45,534 shares remained reserved for issuance under the Company’s Equity Incentive Plan.

Restricted shares during 2016, 2015 and 2014 is analyzed as follows:

	Number of Shares	Weighted Average Grant Date Price
Outstanding at December 31, 2013	219	$66.40
Granted	-	-
Vested	(219)	66.40
Outstanding at December 31, 2014	-	$-
Granted	189,000	3.70
Vested	(37,000)	3.70
Outstanding at December 31, 2015	152,000	$3.70
Granted	772,800	1.30
Vested	(264,100)	1.69
Forfeited	(8,000)	3.70
Outstanding at December 31, 2016	652,700	$1.67

The fair value of the restricted shares has been determined with reference to the closing price of the Company's common share on the date the agreements were signed. The aggregate compensation cost is being recognized ratably in the consolidated statement of income/(loss) over the respective vesting periods. The related expense for shares granted to Seanergy’s board of directors and certain of its employees for the years ended December 31, 2016, 2015 and 2014, amounted to $604, $178 and $NIL, respectively, and is included under general and administration expenses. The unrecognized cost for the non-vested shares granted to Seanergy’s board of directors and certain of its employees as of December 31, 2016 and 2015 amounted to $833 and $521, respectively. The related expense for shares granted to non-employees for the years ended December 31, 2016, 2015 and 2014, amounted to $20, $NIL and $NIL, respectively, and is included under direct voyage expenses. At December 31, 2016, the weighted-average period over which the total compensation cost related to non-vested awards granted to Seanergy’s board of directors and its other employees not yet recognized is expected to be recognized is 2.54 years.